Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share

16. Earnings Per Common Share

GAAP requires the reporting of basic and diluted earnings per common share. Basic earnings per common share excludes any dilutive effects of options, warrants and convertible securities.

The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except per share data)	2011	2010	2009
Numerator:
Net income available to common shareholders	$76,284	$52,294	$68,430
Denominator:
Basic earnings per common share:
Weighted-average shares	15,400,155	15,152,692	14,206,335
Effect of dilutive securities – stock options and warrants	1,291	3,043	-
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,401,446	15,155,735	14,206,335
Earnings per common share:
Basic earnings per common share	$4.95	$3.45	$4.82
Diluted earnings per common share	$4.95	$3.45	$4.82

As of December 31, 2011 and 2010, options to purchase 74,020 and 78,075 common shares, respectively, were outstanding under Park's 2005 Plan. A warrant to purchase 227,376 common shares was outstanding at both December 31, 2011 and 2010 as a result of Park's participation in the CPP. In addition, warrants to purchase an aggregate of 71,984 common shares were outstanding at December 31, 2010 as a result of the issuance of common stock and warrants which closed on December 10, 2010 (the "December 2010 Warrants"). The December 2010 Warrants expired in 2011, with no warrants being exercised.

The common shares represented by the options and the warrants for the twelve months ended December 31, 2011 and 2010, totaling a weighted average of 126,292 and 382,445, respectively, were not included in the computation of diluted earnings per common share because the respective exercise prices exceeded the market value of the underlying common shares such that their inclusion would have had an anti-dilutive effect. The warrant to purchase 227,376 common shares issued under the CPP was not included in the twelve month weighted average of 126,292 for 2011 or 382,445 for 2010, as the dilutive effect of this warrant was 1,291 and 3,043 shares of common stock for the twelve month periods ended December 31, 2011 and December 31, 2010, respectively. The exercise price of the CPP warrant to purchase 227,376 common shares is $65.97.